Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Preferential income tax rate	10.00%
Deferred income tax expenses
Unrecognized tax benefits
Singapore [Member]
Income Taxes [Line Items]
Tax rate on corporate income	17.00%
China [Member]
Income Taxes [Line Items]
Tax rate on corporate income	25.00%
Vietnam [Member]
Income Taxes [Line Items]
Tax rate on corporate income	20.00%